INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories

As at	December 31, 2020	December 31, 2019
Gold doré	$4,984	$791
Gold in circuit	27,696	10,941
Ore stockpiles	34,955	7,888
Supplies and consumables	81,568	28,066
	$149,203	$47,686